NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2018
NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS
NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income	1,116,398	1,371,783	966,605
Denominator:
Weighted average number of ordinary shares outstanding, basic	118,240,414	120,457,573	122,244,231
Plus incremental weighted average ordinary shares from assumed vesting of restricted share units using the treasury stock method	696,668	1,799,265	2,044,872
Weighted average number of ordinary shares outstanding, diluted	118,937,082	122,256,838	124,289,103

Basic income per share	9.4418	11.3881	7.9072
Diluted income per share (i)	9.3865	11.2205	7.7771
(i)	No RSUs were excluded from the computation of diluted earnings per common share for 2016, 2017 and 2018 because their effect were dilutive.